NOTES AND LOANS PAYABLE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES AND LOANS PAYABLE

NOTE 11 — NOTES AND LOANS PAYABLE

Notes and loans payable consisted of the following at December 31, 2025 and 2024:

	December 31,
	2025	2024
Insurance financing	$43,696	$11,187
Related-party loans	242,308	—
Lines of credit	478,780	410,409
Equipment financing	36,917	—
Total notes and loans payable	801,701	421,596
Less: related parties	(242,308)	—
Total loans to unaffiliated parties	559,393	421,596
Less: current portion	(534,745)	(421,596)
Long-term portion	$24,648	$—

Insurance Financing

During the year ended December 31, 2025, the Group entered into an unsecured financing arrangement to finance an insurance policy. The financing bears interest at 12% per annum, had an outstanding balance of $43,696 as of December 31, 2025, and matures on February 28, 2026. During the year ended December 31, 2024, the Group had a separate insurance financing arrangement with an outstanding balance of $11,187 as of December 31, 2024, which matured and was repaid during 2025.

Related Party Loans

During the year ended December 31, 2025, the Group received three unsecured loans from related parties. As of December 31, 2025, the loans consisted of $101,995 from the Chief Executive Officer, $25,313 from a family member of the Chief Executive Officer, and $115,000 from another family member of the Chief Executive Officer. The $101,995 loan bears interest at approximately 7.0% per annum and is due on demand. The $25,313 and $115,000 loans are non-interest bearing and due on demand. The aggregate outstanding balance of the related party loans was $242,308 as of December 31, 2025. (See Note 19 and Note 20).

Lines of Credit

The Group has three lines of credit with third party lenders. As of December 31, 2025, the outstanding balances under the three facilities were $130,039, $148,704 and $200,037, respectively, for an aggregate outstanding balance of $478,780. Based on interest accrued during 2025, the facilities bore effective interest rates of approximately 15.7%, 15.7% and 16.3% per annum, respectively. The facilities have passed their original maturity dates and remain outstanding. Accordingly, the outstanding balances are classified as current liabilities.

Equipment Financing

On September 4, 2025, the Group entered into a specific security agreement to finance the acquisition of equipment. The original amount financed was $39,161. The financing has a 36-month term, requires monthly installment payments, bears interest at approximately 13.9% per annum and matures in August 2028. As of December 31, 2025, the outstanding balance was $36,917, of which $12,269 is classified as current and $24,648 as noncurrent.

Interest expense related to notes and loans payable consisted of the following for the year ended December 31, 2025 and 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
				(As Restated)
	Unaffiliated Parties	Related Parties	Total	Unaffiliated Parties	Related Parties	Total
Interest expense	$99,968	$4,156	$104,124	$191,105	$10,621	$201,726

Accrued interest payable related to notes and loans payable consisted of the following as of December 31, 2025 and 2024:

	December 31, 2025			December 31, 2024
	Unaffiliated Parties	Related Parties	Total	Unaffiliated Parties	Related Parties	Total
Accrued interest payable	$—	$4,156	$4,156	$—	$—	$—

See also Notes 19 and 20.